UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-23568

Gabelli ETFs Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Gabelli Growth Innovators ETF

Semiannual Report — April 30, 2021
(Y)our Portfolio Management Team

Howard F. Ward, CFA	Christopher D. Ward, CFA
Portfolio Manager	Portfolio Manager
BA, Northwestern University	BA, Boston College

To Our Shareholders,

For the period ended April 30, 2021, the net asset value (NAV) total return of Gabelli Growth Innovators (the Fund) was (4.6)% compared with a total return of (0.8)% for the Nasdaq Composite Index. The total return based on the Fund’s Market Price was (4.6)%. The Fund’s NAV per share was $23.86, while the price of the publicly traded shares closed at $23.86 on the New York Stock Exchange (NYSE) Arca. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, for the Fund’s first semiannual report as of April 30, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.gabelli. com/funds/etfs, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Cumulative Returns through April 30, 2021 (a) (Unaudited)
Since Inception (2/12/21) (b)
Gabelli Growth Innovators ETF (GGRW)
NAV Total Return	(4.57)%
Investment Total Return	(4.56)
Nasdaq Composite Index (c)	(0.81)

(a)	The Fund's fiscal year ends on October 31.

(b)	The Fund first issued shares February 12, 2021, and shares commenced trading on the NYSE ARCA February 16, 2021.

(c)	Nasdaq Composite Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectus of the Gabelli Growth Innovators ETF dated February 11, 2021, the gross expense ratio for the Fund is 0.90%. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com/funds/etfs.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold or redeemed they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com/funds/etfs for performance information as of the most recent month end.

Discount & Premium Information

Information regarding how often shares of the Fund traded on the New York Stock Exchange at a price above, i.e., at a premium, or below, i.e., at a discount, the NAV can be found at www.gabelli.com/funds/etfs.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.gabelli.com/funds/etfs.

This ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

●	You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.

●	The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared to other ETFs because it provides less information to traders.

●	These additional risks may be even greater in bad or uncertain market conditions.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance. For additional information regarding the unique attributes and risks of the ETF, see the ActiveShares prospectus/registration statement.

Gabelli Growth Innovators ETF

Disclosure of Fund Expenses (Unaudited)

For the Period from February 16, 2021 through April 30, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the period ended April 30, 2021, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 02/12/21	Ending Account Value 04/30/21	Annualized Expense Ratio	Expenses Paid During Period
Gabelli Growth Innovators ETF
Actual Fund Return
	$1,000.00	$954.30	0.90%	$1.88(1)
Hypothetical 5% Return
	$1,000.00	$1,020.33	0.90%	$4.50(2)

(1)	Expenses are equal to the Fund’s annualized expense ratio since inception, multiplied by the average account value over the period, multiplied by the number of days in the period since inception February 12, 2021 through April 30, 2021 (78 days), then divided by 365.

(2)	Expenses are equal to the Fund’s annualized expense ratio since inception, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

4

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of April 30, 2021:

GABELLI GROWTH INNOVATORS ETF

Computer Software and Services	21.4%
Semiconductors	18.1%
Technology Services	13.1%
Financial Services	11.4%
Consumer Services	10.6%
Health Care	10.3%
Entertainment	3.9%
Consumer Discretionary	2.8%
Automotive: Parts and Accessories	2.4%
Equipment and Supplies.	2.1%
Transportation	2.0%
Diversified Industrial	1.7%
Electronics	0.2%
Other Assets and Liabilities (Net)	(0.0)%*
100.0%

*	Amount greater than (0.05)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

5

Gabelli Growth Innovators ETF

Schedule of Investments — April 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS – 100.0%
	Automotive: Parts and Accessories – 2.4%
579	Aptiv plc†	$89,020	$83,312

	Computer Software and Services – 21.4%
51	Adobe Inc.†	26,374	25,925
293	Anaplan Inc.†	20,533	17,478
1,424	Cloudflare Inc., Cl. A†	114,322	120,670
471	Crowdstrike Holdings Inc.,
	Cl. A†	108,730	98,208
646	Microsoft Corp.	154,190	162,908
219	ServiceNow Inc.†	123,475	110,895
326	Snowflake Inc., Cl.A†	90,662	75,498
320	Workday Inc., Cl.A†	85,085	79,040
951	ZoomInfo Technologies Inc.,
	Cl. A†	47,892	49,319
		771,263	739,941
	Consumer Discretionary – 2.8%
764	Activision Blizzard Inc	76,034	69,669
152	Take-Two Interactive
	Software Inc.†	28,877	26,658
		104,911	96,327
	Consumer Services – 10.6%
98	Amazon.com Inc.†	317,798	339,807
629	Coupang Inc.†	28,198	26,355
		345,996	366,162

	Diversified Industrial – 1.7%
700	Trimble Inc.†	52,036	57,400

	Electronics – 0.2%
19	Thermo Fisher Scientific
	Inc.	8,708	8,934

	Entertainment – 3.9%
118	Netflix Inc.†	64,133	60,590
405	The Walt Disney Co.†	76,530	75,338
		140,663	135,928

	Equipment and Supplies – 2.1%
293	Danaher Corp.	70,170	74,404

	Financial Services – 11.4%
118	Mastercard Inc., Cl.A	45,212	45,083
410	PayPal Holdings Inc.†	116,780	107,539
334	Square Inc., Cl.A†	87,469	81,770
684	Visa Inc., Cl.A	146,025	159,755
		395,486	394,147
Shares		Cost	Market Value
	Health Care – 10.3%
722	Edwards Lifesciences
	Corp.†	$63,577	$68,965
434	Exact Sciences Corp.†	62,304	57,210
369	Guardant Health Inc.†	61,502	58,664
22	Illumina Inc.†	9,765	8,643
103	Intuitive Surgical Inc.†	81,381	89,095
533	Medtronic plc	63,413	69,780
34	Teladoc Health Inc.†	7,423	5,860
		349,365	358,217
	Semiconductors – 18.1%
432	Analog Devices Inc.	68,712	66,165
620	Applied Materials Inc.	72,462	82,281
139	ASML Holding NV	83,164	90,086
405	Cree Inc.†	49,394	40,265
1,419	Lattice Semiconductor
	Corp.†	68,124	71,390
282	NVIDIA Corp	165,841	169,307
318	NXP Semiconductors NV	60,775	61,218
388	Taiwan Semiconductor
	Manufacturing Co. Ltd.,
	ADR	51,908	45,295
		620,380	626,007
	Technology Services – 13.1%
117	Alphabet Inc., Cl. C†	244,496	281,984
496	Facebook Inc., Cl. A†	140,086	161,240
12	The Trade Desk Inc., Cl. A†	9,311	8,752
		393,893	451,976

	Transportation – 2.0%
1,240	Uber Technologies Inc.†	68,714	67,915

	TOTAL INVESTMENTS
	100.0%	$3,410,605	3,460,670
	Other Assets and Liabilities (Net) (0.0)%		(1,212)
	NET ASSETS 100.0%		$3,459,458

†	Non-income producing security.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

6

Gabelli Growth Innovators ETF

Statement of Assets and Liabilities
April 30, 2021 (Unaudited)

Assets:
Investments at value (cost $3,410,605)	$3,460,670
Cash.	867
Dividends receivable	314
Total Assets	3,461,851

Liabilities:
Payable for investment advisory fees	2,393
Total Liabilities	2,393
Net Assets	$3,459,458

Net Assets Consist of:
Paid-in capital	$3,546,956
Total accumulated loss	(87,498)
Net Assets	$3,459,458

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	145,000
Net Asset Value per share:	$23.86
Statement of Operations
For the Period Ended April 30, 2021* (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $54)	$1,751
Total Investment Income	1,751
Expenses:
Investment advisory fees	5,389
Total Expenses	5,389
Net Investment Loss	(3,638)
Net Realized and Unrealized Gain/ (Loss) on Investments
Net realized loss on investments	(133,925)
Net change in unrealized appreciation on investments	50,065
Net Realized and Unrealized (Loss) on Investments	(83,860)
Net Decrease in Net Assets Resulting from Operations	$(87,498)

* From inception February 12 through April 30, 2021.

See accompanying notes to financial statements.

7

Gabelli Growth Innovators ETF

Statement of Changes in Net Assets (Unaudited)

For the Period
Ended
April 30,
2021(a)
Operations:
Net investment loss	$(3,638)
Net realized loss on investments	(133,925)
Net change in unrealized appreciation on investments	50,065
Net Decrease in Net Assets Resulting from Operations	(87,498)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	3,546,956
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	3,546,956
Net Increase in Net Assets	3,459,458

Net Assets:
Beginning of period	—
End of period	$3,459,458

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	145,000
Shares outstanding, end of period	145,000

(a) The Fund commenced investment operations on February 16, 2021. The Fund first sold shares on February 12, 2021.

See accompanying notes to financial statements.

8

Gabelli Growth Innovators ETF

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout the period:

		Income from Investment Operations					Ratios to Average Net Assets /Supplemental Data
	Net Asset		Net Realized				Net Assets,
	Value,	Net	and Unrealized	Total from	Net Asset		End of	Net				Portfolio
Period Ended	Beginning of	Investment	Loss on	Investment	Value, End of		Period (in	Investment		Operating		Turnover
April 30	Period	Loss(a)	Investments	Operations	Period	Total Return†	000's)	Loss		Expenses		Rate
2021(b)	$25.00	$(0.03)	$(1.11)	$(1.14)	$23.86	(4.57)%	$3,459	(0.61	)%(c)	0.90	%(c)	34%

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Total return based on the Fund's Market
Price of $23.86 was (4.56)%.
(a)	Per share data are calculated using the average shares outstanding method.
(b)	The Fund commenced investment operations on February 16, 2021. The Fund first sold shares on February 12, 2021.
(c)	Annualized.

See accompanying notes to financial statements.

9

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Growth Innovators ETF (the Fund) commenced investment operations on February 16, 2021. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s investment objective is to provide capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology

10

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited) (Continued)

used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of April 30, 2021 is as follows:

	Valuation Inputs
	Level 1	Total Market Value
INVESTMENTS IN SECURITIES:	Quoted Prices	at 04/30/21
ASSETS (Market Value):
Common Stocks (a)	$3,460,670	$3,460,670
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$3,460,670	$3,460,670

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 2 or Level 3 investments held at April 30, 2021.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

11

Gabelli Growth Innovators ETF
Notes to Financial Statements (Unaudited) (Continued)

Restricted Securities. The Fund may not invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At April 30, 2021, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAVs of the Fund.

The tax character of distributions, if any, will be determined at the end of the current fiscal year.

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost on investments and the net unrealized appreciation as April 30, 2021:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$3,410,605	$164,082	$(114,018)	$50,064

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the period ended April 30, 2021 the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing

12

Gabelli Growth Innovators ETF
Notes to Financial Statements (Unaudited) (Continued)

basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, Gabelli Funds, LLC manages the investment of the Fund's assets. Under the Investment Advisory Agreement, Gabelli Funds, LLC is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to Gabelli Funds, LLC; and (v) litigation expenses and any extraordinary expenses.

4. Portfolio Securities. Purchases and sales of securities during the period ended April 30, 2021, other than short term securities, U.S. Government obligations and in-kind transactions, aggregated $3,303,147 and $802,707, respectively.

5. Transactions with Affiliates and Other Arrangements. During the period ended April 30, 2021, the Fund paid $591 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

6. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares of the Fund are disclosed in detail in the statement of changes in net assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

13

Gabelli Growth Innovators ETF
Notes to Financial Statements (Unaudited) (Continued)

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

14

GABELLI GROWTH INNOVATORS ETF
One Corporate Center
Rye, NY 10580-1422

Portfolio Management Team Biographies

Mr. Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

Mr. Christopher D. Ward, CFA, Vice President of GAMCO Investors, Inc., has served as a portfolio manager of the Growth Innovators ETF since its inception. He joined the GAMCO Growth team in 2015 as Vice President and Research Analyst. Prior to joining GAMCO, Mr. Ward spent five years at Morgan Stanley Private Wealth Management where he served as Director of Business Strategy. Before joining Morgan Stanley, he was with the GFI Group, Inc., a wholesale institutional brokerage firm. Mr. Ward is a member of the New York Society of Security Analysts. He graduated from Boston College with a BA in Economics. Mr. Ward is also a portfolio manager of several funds in the Gabelli Fund Complex.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI ETFS TRUST GABELLI GROWTH INNOVATORS ETF

One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF TRUSTEES	OFFICERS
Christopher J. Marangi Managing Director and Co-Chief Investment Officer, GAMCO Investors, Inc. Portfolio Manager for Gabelli Funds, LLC GAMCO Asset Management Inc.	John C. Ball President Bruce N. Alpert Vice President Peter Goldstein Secretary

John Birch Partner, The Cardinal Partners Global S.a.r.l.	Chandler Iorio Treasurer

Anthony S. Colavita Attorney, Anthony S. Colavita, P.C.	Richard J. Walz Chief Compliance Officer

DISTRIBUTOR
Michael J. Ferrantino Chief Executive Officer of InterEx	G.distributors, LLC
Inc.
CUSTODIAN,TRANSFER
Leslie F. Foley	AGENT, AND DIVIDEND
Attorney	DISBURSING AGENT

Kuni Nakamura President, Advanced Polymer, Inc.	The Bank of New York Mellon
LEGAL COUNSEL
Michael J. Melarkey Of Counsel, McDonald Carano Wilson LLP	Paul Hastings LLP

Salvatore J. Zizza Chairman, Zizza & Associates Corp.

This report is submitted for the general information of the shareholders of Gabelli Growth Innovators ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GGRW Q2/2021

GABELLI GROWTH INNOVATORS ETF

Semiannual Report April 30, 2021

Gabelli Love Our Planet & People ETF

Semiannual Report — April 30, 2021

(Y)our Portfolio Management Team

Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Timothy M. Winter, CFA Portfolio Manager BA, Rollins College MBA, University of Notre Dame	Melody Prenner Bryant Portfolio Manager BA, Binghamton University

To Our Shareholders,

For the period ended April 30, 2021, the net asset value (NAV) total return of Gabelli Love Our Planet & People ETF (the Fund) was 9.7% compared with a total return of 13.0% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s Market Price was 9.7%. The Fund’s NAV per share was $27.42, while the price of the publicly traded shares closed at $27.43 on the New York Stock Exchange (NYSE) Arca. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, for the Fund’s first semiannual report as of April 30, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.gabelli. com/funds/etfs, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Cumulative Returns through April 30, 2021 (a)(b) (Unaudited)
Since Inception (1/29/21) (c)
Gabelli Love Our Planet & People ETF (LOPP)
NAV Total Return	9.68%
Investment Total Return	9.72
S&P 500 Index (d)	12.98

(a) The Fund’s fiscal year ends on October 31.

(b) Returns would have been lower had the Adviser not waived certain expenses of the Fund.

(c) The Fund first issued shares January 29 2021, and shares commenced trading on the NYSE ARCA February 1, 2021.

(d) The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectus of Gabelli Love Our Planet & People ETF dated January 19, 2021, the gross expense ratio for the Fund was 0.90%. The net expense ratio for the Fund after contractual expense waiver by Gabelli Funds, LLC (the Adviser) was 0.00%. The waiver is in effect through January 28, 2022. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com/funds/etfs.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold or redeemed they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com/funds/etfs for performance information as of the most recent month end.

Discount & Premium Information

Information regarding how often shares of the Fund traded on the New York Stock Exchange at a price above, i.e., at a premium, or below, i.e., at a discount, the NAV can be found at www.gabelli.com/funds/etfs.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.gabelli.com/funds/etfs.

This ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

●	You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.

●	The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared to other ETFs because it provides less information to traders.

●	These additional risks may be even greater in bad or uncertain market conditions.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance. For additional information regarding the unique attributes and risks of the ETF, see the ActiveShares prospectus/registration statement.

Gabelli Love Our Planet & People ETF

Disclosure of Fund Expenses (Unaudited)

For the Period from February 1, 2021 through April 30, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the period ended April 30, 2021, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Beginning Account Value 1/29/2021	Ending Account Value 4/30/2021	Annualized Expense Ratio	Expenses Paid During Period
Gabelli Love Our Planet & People ETF
Actual Fund Return
$1,000.00	$1,096.80	0.00%	$0.00(1)
Hypothetical 5% Return
$1,000.00	$1,024.79	0.00%	$0.00(2)

(1)	Expenses are equal to the Fund’s annualized expense ratio since inception, multiplied by the average account value over the period, multiplied by the number of days in the period since inception January 29, 2021 through April 30, 2021 (92 days), then divided by 365.
(2)	Expenses are equal to the Fund’s annualized expense ratio since inception, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of April 30, 2021:

GABELLI LOVE OUR PLANET & PEOPLE ETF

Energy and Utilities	15.1%
Machinery	8.2%
Diversified Industrial	8.1%
Environmental Services	7.7%
Equipment and Supplies	7.4%
Financial Services	7.1%
U.S. Government Obligations	6.3%
Health Care	6.2%
Business Services	5.5%
Automotive Parts and Accessories	4.7%
Specialty Chemicals.	3.5%
Real Estate Investment Trust	3.5%
Building and Construction	3.4%
Automotive	3.2%
Technology Services	3.1%
Food and Beverage	2.7%
Consumer Products	2.6%
Electronics	1.8%
Banking	0.8%
Other Assets and Liabilities (Net)	(0.9)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Love Our Planet & People ETF

Schedule of Investments — April 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS – 94.6%

	Automotive – 3.2%
5,100	General Motors Co.†	$276,647	$291,822

	Automotive Parts and Accessories – 4.7%
846	Cummins Inc.	200,127	213,226
8,275	Dana Inc.	181,276	209,357
		381,403	422,583

	Banking – 0.8%
12,467	Banco Bilbao Vizcaya
	Argentaria SA, ADR	66,207	69,815

	Building and Construction – 3.4%
4,950	Johnson Controls
	International plc	258,364	308,583

	Business Services – 5.5%
2,186	IHS Markit Ltd.	197,870	235,170
6,714	Resideo Technologies Inc.† .	168,617	201,487
1,515	Willdan Group Inc.†	65,134	57,828
		431,621	494,485
	Consumer Products – 2.6%
3,460	Unilever plc, ADR	195,107	203,171
3,785	View Inc.†	39,512	33,005
		234,619	236,176
	Diversified Industrial – 8.1%
10,362	ABB Ltd., ADR	306,548	336,040
10,160	Ardagh Group SA	193,227	272,897
6,361	Ranpak Holdings Corp.†	121,922	122,322
		621,697	731,259

	Electronics – 1.8%
9,200	Flex Ltd.†	163,878	160,080

	Energy and Utilities – 15.1%
851	American Water Works Co.
	Inc.	135,478	132,748
7,136	Avangrid Inc.	340,216	363,222
4,501	Brookfield Renewable
	Corp., Cl. A	239,202	186,701
2,892	Enviva Partners LP	142,517	142,431
7,140	Eos Energy Enterprises
	Inc.†	146,233	93,891
1,215	NextEra Energy Inc	99,612	94,175
3,422	NextEra Energy Partners LP	280,511	255,110
1,382	Xcel Energy Inc.	88,400	98,537
		1,472,169	1,366,815

Shares		Cost	Market Value
	Environmental Services – 7.7%
4,146	Evoqua Water Technologies
	Corp.†	$109,083	$118,493
2,490	PureCycle Technologies
	Inc.†	61,010	64,292
1,784	Republic Services Inc.	164,584	189,639
2,764	Waste Connections Inc	276,654	329,220
		611,331	701,644
	Equipment and Supplies – 7.4%
1,918	Crown Holdings Inc	177,426	210,596
1,382	Hubbell Inc.	224,559	265,358
1,080	The Timken Co.	82,176	90,580
402	Valmont Industries Inc.	83,764	99,234
		567,925	665,768
	Financial Services – 7.1%
8,655	AEA-Bridges Impact Corp.,
	Cl. A†	86,929	85,684
3,032	Franklin Resources Inc.	79,772	90,960
7,977	Gores Holdings V Inc.,
	Cl. A†	82,333	81,445
4,330	HumanCo Acquisition Corp.,
	Cl. A†	44,969	43,257
9,096	ING Groep NV, ADR	87,007	115,883
3,304	Janus Henderson Group plc	101,785	113,625
4,545	Rice Acquisition Corp.,
	Cl. A†	51,523	69,538
4,760	Sustainable Opportunities
	Acquisition Corp., Cl. A† ..	53,068	47,172
		587,386	647,564

	Food and Beverage – 2.7%
8,250	Nomad Foods Ltd.†	213,527	240,570

	Health Care – 6.2%
2,186	Baxter International Inc.	169,862	187,318
19,382	BioHiTech Global Inc.†	37,179	29,073
1,114	BioLife Solutions Inc.†	44,482	38,879
980	BioMarin Pharmaceutical
	Inc.†	82,005	76,361
2,764	Bristol-Myers Squibb Co.	170,190	172,529
140	Illumina Inc.†	59,657	54,998
		563,375	559,158
	Machinery – 8.2%
23,904	CNH Industrial NV	334,457	354,735
402	Deere & Co.	124,944	149,082
2,186	Xylem Inc.	215,065	241,881
		674,466	745,698

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Schedule of Investments (Continued) — April 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)

	Real Estate Investment Trust – 3.5%
8,200	Weyerhaeuser Co.	$279,239	$317,914

	Specialty Chemicals – 3.5%
1,108	Air Products and Chemicals
	Inc	289,535	319,636

	Technology Services – 3.1%
115	Alphabet Inc., Cl. C†	230,078	277,164

	TOTAL COMMON STOCKS	7,923,467	8,556,734

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS – 6.3%
	U.S. Treasury Bill, 0.02%††,
$570,000	05/13/21	569,994	569,995

	TOTAL INVESTMENTS –
	100.9%	$8,493,461	9,126,729

	Other Assets and Liabilities (Net) (0.9)%		(77,798)
	NET ASSETS — 100.0%		$9,048,931

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Statement of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments at value (cost $8,493,461)	$9,126,729
Dividends receivable	15,948
Foreign tax reclaims	50
Total Assets	9,142,727
Liabilities:
Payable to bank	54,135
Payable for investments purchased	39,661
Total Liabilities	93,796
Net Assets	$9,048,931

Net Assets Consist of:
Paid-in capital	$8,413,258
Total accumulated earnings	635,673
Net Assets	$9,048,931

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	330,000
Net Asset Value per share:	$27.42
Statement of Operations
For the Period Ended April 30, 2021* (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $733)	$35,353
Interest	58
Total Investment Income	35,411

Expenses:
Investment advisory fees	16,657
Total Expenses	16,657
Less:
Expenses waived by Adviser (See Note 3)	(16,657)
Net Expenses	—
Net Investment Income	35,411
Net Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(33,006)
Net change in unrealized appreciation on investments	633,268
Net Realized and Unrealized Gain on Investments	600,262
Net Increase in Net Assets Resulting from Operations	$635,673

* From inception January 29 through April 30, 2021.

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Statement of Changes in Net Assets (Unaudited)

For the Period
Ended
April 30, 2021(a)
Operations:
Net investment income	$35,411
Net realized loss on investments	(33,006)
Net change in unrealized appreciation on investments	633,268
Net Increase in Net Assets Resulting from Operations	635,673

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	8,413,258
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	8,413,258
Net Increase in Net Assets	9,048,931

Net Assets:
Beginning of period	—
End of period	$9,048,931

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	330,000
Shares outstanding, end of period	330,000

(a) The Fund commenced investment operations on February 1, 2021. The Fund first sold shares on January 29, 2021.

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout the period:

		Income from Investment Operations						Ratios to Average Net Assets /Supplemental Data
	Net Asset		Net Realized				Net Assets,			Operating		Operating
	Value,	Net	and Unrealized	Total from	Net Asset		End of	Net		Expenses		Expenses		Portfolio
Period Ended	Beginning of	Investment	Gain on	Investment	Value, End of		Period (in	Investment		Before		Net of		Turnover
April 30	Period	Income(a)	Investments	Operations	Period	Total Return†	000’s)	Income		Waiver		Waiver		Rate
2021(b)	$25.00	$0.12	$2.30	$2.42	$27.42	9.68%	$9,049	1.91	%(c)	0.90	%(c)	—	%(c)(d)	9%

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Total return based on the Fund’s Market Price of $27.43 was 9.72%.
(a)	Per share data are calculated using the average shares outstanding method.
(b)	The Fund commenced investment operations on February 1, 2021. The Fund first sold shares on January 29, 2021.
(c)	Annualized.
(d)	Under an expense waiver agreement with the Adviser, the Adviser waived expenses of $16,657 for the period ended April 30, 2021.

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Love Our Planet & People ETF (the Fund) commenced investment operations on February 1, 2021. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s investment objective is to provide capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of April 30, 2021 is as follows:

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Level 2 Significant Unobservable Inputs	Total Market Value at 04/30/21
ASSETS (Market Value):
Common Stocks (a)	$8,556,734	—	$8,556,734
U.S. Government Obligations	—	$569,995	569,995
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$8,556,734	$569,995	$9,126,729

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at April 30, 2021.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may not invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At April 30, 2021, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAVs of the Fund.

The tax character of distributions, if any, will be determined at the end of the current fiscal year.

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost on investments and the net unrealized appreciation as April 30, 2021:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$8,493,461	$823,130	$(189,862)	$633,268

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Continued)

applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the period ended April 30, 2021 the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, Gabelli Funds, LLC manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, Gabelli Funds, LLC is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to Gabelli Funds, LLC; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $100 million in net assets for one year from the commencement of the Fund’s operations (the Fee Waiver). The Fee Waiver shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

4. Portfolio Securities. Purchases and sales of securities during the period ended April 30, 2021, other than short term securities, U.S. Government obligations and in-kind transactions, aggregated to $3,731,746 and $404,870, respectively.

5. Transactions with Affiliates and Other Arrangements. During the period ended April 30, 2021, the Fund paid $3,791 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

6. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statement of changes in net assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Continued)

Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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GABELLI LOVE OUR PLANET & PEOPLE ETF

One Corporate Center
Rye, NY 10580-1422

Portfolio Management Team Biographies

Mr. Christopher J. Marangi has been primarily responsible for the day to day management of the Love Our Planet & People ETF since inception. Mr. Marangi joined GBL in 2003 and currently serves as a Managing Director and Co-Chief Investment Officer of its Value Team. Mr. Marangi is a portfolio manager of the Adviser, managing several funds within the Gabelli Fund Complex, and GAMCO, on its institutional and high net worth accounts team. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Mr. Timothy M. Winter, CFA, has been the portfolio manager of the Love Our Planet & People ETF since inception. Mr. Winter joined Gabelli & Company in April of 2009 and covers the utility industry. He has over 20 years’ experience as an equity research analyst covering this industry, including the years 1992-2007 at AG Edwards from where he received industry recognition as a 3 time Wall Street Journal All-Star and was a senior member of the Institutional Investor (I.I.) #1 ranked Electric Utility Team for the years 2001, 2002, 2003, 2004 and 2005. He was most recently recognized in the 2017 Thomson Reuters US Analyst Awards as a “Top Stock Picker” in the gas utility industry. Mr. Winter received his B.A. in Economics from Rollins College and MBA in Finance from Notre Dame. Mr. Winter is also a portfolio manager of several funds in the Gabelli Fund Complex.

Ms. Melody Prenner Bryant joined GAMCO Investors, Inc. in September 2018 and has been jointly responsible for the day to day investment management of the Love Our Planet & People ETF since its inception. She has almost thirty years of experience as a portfolio manager. Most recently, Ms. Prenner Bryant was a Managing Director and Chief Investment Officer for Trevor, Stewart, Burton & Jacobsen Inc., a New York based registered investment adviser. She has held senior and portfolio management positions at Neuberger Berman, LLC, John A. Levin & Co., and Kempner Asset Management. Ms. Prenner Bryant received her BA from Binghamton University. Ms. Prenner Bryant is also a portfolio manager of several funds in the Gabelli Fund Complex.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI ETFS TRUST

GABELLI LOVE OUR PLANET & PEOPLE ETF

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling

800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi

Managing Director and

Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli Funds, LLC

GAMCO Asset Management Inc.

John Birch

Partner, The Cardinal Partners

Global S.a.r.l.

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Michael J. Ferrantino

Chief Executive Officer of lnterEx

Inc.

Leslie F. Foley

Attorney

Kuni Nakamura

President,

Advanced Polymer, Inc.

Michael J.Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

John C. Ball

President

Bruce N. Alpert

Vice President

Peter Goldstein

Secretary

Chandler Iorio

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York

Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Love Our Planet & People ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

LOPP Q2/2021

GABELLI LOVE OUR PLANET & PEOPLE ETF

Semiannual Report April 30, 2021

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli ETFs Trust

By (Signature and Title)*	John C. Ball
John C. Ball, Principal Executive Officer

Date	July 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	John C. Ball
John C. Ball, Principal Executive Officer

Date	July 6, 2021

By (Signature and Title)*	Chandler Iorio
Chandler Iorio, Principal Financial Officer and Treasurer

Date	July 6, 2021

* Print the name and title of each signing officer under his or her signature.